Shareholder Report, Holdings (Details) - C000246534	Dec. 31, 2024
High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.80%